XANTHUS FUND, L.L.C.

                              FINANCIAL STATEMENTS


                             PERIOD FROM MAY 4, 1999
                          (COMMENCEMENT OF OPERATIONS)
                              TO DECEMBER 31, 1999

                              XANTHUS FUND, L.L.C.

                              FINANCIAL STATEMENTS


                             PERIOD FROM MAY 4, 1999
                          (COMMENCEMENT OF OPERATIONS)
                              TO DECEMBER 31, 1999

                                    CONTENTS

Report of Independent Auditors............................................    1

Statement of Assets, Liabilities and Members' Capital.....................    2

Statement of Operations...................................................    3

Statement of Changes in Members' Capital - Net Assets.....................    4

Statement of Cash Flows  .................................................    5

Notes to Financial Statements.............................................    6

Schedule of Portfolio Investments.........................................   13

Schedule of Securities Sold, Not Yet Purchased............................   19

                  Report of Independent Auditors

To the Members of
   Xanthus Fund, L.L.C.

We have audited the accompanying statement of assets, liabilities and members' capital of Xanthus Fund, L.L.C. (the "Company"), including the schedules of portfolio investments and securities sold, not yet purchased as of December 31, 1999, and the related statements of operations and changes in members' capital--net assets for the period from May 4, 1999 (commencement of operations) to December 31, 1999. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Xanthus Fund, L.L.C. at December 31, 1999, and the results of its operations, and changes in its members' capital--net assets for the period from May 4, 1999 to December 31, 1999, in conformity with accounting principles generally accepted in the United States.

February 11, 2000

XANTHUS FUND, L.L.C.

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 1999

ASSETS

Cash                                                                   $  6,415
Investments in securities, at market (cost - $155,402)                  231,545
Due from broker                                                          37,257
Interest receivable                                                         153
Dividends receivable                                                          8
Other assets                                                                 95
                                                                       --------
         TOTAL ASSETS                                                   275,473
                                                                       --------
LIABILITIES

Securities sold, not yet purchased, at market (proceeds - $27,321)       28,432
Withdrawals payable                                                       3,179
Dividends payable on securities sold, not yet purchased                       9
Syndication fees payable                                                     17
Loan payable                                                             55,479
Loan interest payable                                                       270
Payable to affiliate                                                        170
Management fee payable                                                      127
Accrued expenses                                                            115
                                                                       --------
         TOTAL LIABILITIES                                               87,798
                                                                       --------
            NET ASSETS                                                 $187,675
                                                                       ========

MEMBERS' CAPITAL

Represented by:
Capital contributions - (net of syndication costs of $50)              $114,973
Capital withdrawals                                                      (3,179)
Accumulated net investment loss                                          (1,686)
Accumulated net realized gain on investments                              2,535
Accumulated net unrealized appreciation on investments                   75,032
                                                                       --------
         MEMBERS' CAPITAL - NET ASSETS                                 $187,675
                                                                       ========
The accompanying notes are an integral part of these financial statements.
                                       -2-

XANTHUS FUND, L.L.C.

STATEMENT OF OPERATIONS (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                      PERIOD FROM MAY 4, 1999
                                                    (COMMENCEMENT OF OPERATIONS)
                                                        TO DECEMBER 31, 1999

INVESTMENT INCOME

         Interest                                                       $   454
         Dividends                                                           76
                                                                        -------
                                                                            530
                                                                        -------
EXPENSES
        OPERATING EXPENSES:
         Administration fee                                                 605
         Organizational expenses                                            177
         Professional fees                                                  147
         Accounting and investor services fee                               132
         Insurance expense                                                   75
         Custodian fees                                                      36
         Board of Managers' fees and expenses                                27
         Miscellaneous                                                       18
           TOTAL OPERATING EXPENSES                                       1,217
                                                                        -------
         Interest expense                                                   964
         Dividends on securities sold, not yet purchased                     35
                                                                        -------
           TOTAL EXPENSES                                                 2,216
                                                                        -------
           NET INVESTMENT LOSS                                           (1,686)
                                                                        -------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

        REALIZED GAIN (LOSS) ON INVESTMENTS:
         Investment securities                                           33,074
         Purchased options                                              (21,195)
         Securities sold, not yet purchased                              (9,344)
                                                                        -------
           NET REALIZED GAIN ON INVESTMENTS                               2,535

         NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS            75,032
                                                                        -------
           NET REALIZED AND UNREALIZED GAIN                              77,567
                                                                        -------
           INCREASE IN MEMBERS' CAPITAL DERIVED FROM
           INVESTMENT ACTIVITIES                                        $75,881
                                                                        =======

The accompanying notes are an integral part of these financial statements.
                                       -3-

XANTHUS FUND, L.L.C.

STATEMENT OF CHANGES IN MEMBERS' CAPITAL - NET ASSETS (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                       PERIOD FROM MAY 4, 1999
                                                    (COMMENCEMENT OF OPERATIONS)
                                                        TO DECEMBER 31, 1999

FROM INVESTMENT ACTIVITIES

         Net investment loss                                           $ (1,686)
         Net realized gain on investments                                 2,535
         Net change in unrealized appreciation on investments            75,032
                                                                       --------
           INCREASE IN MEMBERS' CAPITAL DERIVED
              FROM INVESTMENT ACTIVITIES                                 75,881

MEMBERS' CAPITAL TRANSACTIONS

         Capital contributions                                          115,023
         Capital withdrawals                                             (3,179)
         Syndication costs                                                  (50)
                                                                       --------
           INCREASE IN MEMBERS' CAPITAL
              DERIVED FROM CAPITAL TRANSACTIONS                         111,794

           MEMBERS' CAPITAL AT BEGINNING OF PERIOD                            -

           MEMBERS' CAPITAL AT END OF PERIOD                           $187,675
                                                                       ========

The accompanying notes are an integral part of these financial statements.
                                       -4-

XANTHUS FUND, L.L.C.

STATEMENT OF CASH FLOWS (IN THOUSANDS)
--------------------------------------------------------------------------------

                                                       PERIOD FROM MAY 4, 1999
                                                    (COMMENCEMENT OF OPERATIONS)
                                                        TO DECEMBER 31, 1999

CASH FLOWS FROM OPERATING ACTIVITIES
     Increase in Members' capital derived from investment activities   $ 75,881
Adjustments to reconcile net increase in Members' capital derived from investment activities to net cash used in operating activities:
         Increase in due from broker                                    (37,257)
         Increase in investments in securities                         (155,402)
         Increase in dividends receivable                                    (8)
         Increase in interest receivable                                   (153)
         Increase in other assets                                           (95)
         Increase in securities sold, not yet purchased                  27,321
         Increase in withdrawals payable                                  3,179
         Increase in dividends payable on securities sold, not yet purchased  9
         Increase in syndication fees payable                                17
         Increase in payable to affiliate                                   170
         Increase in management fee payable                                 127
         Increase in accrued expenses                                       115
         Net increase in unrealized gains                               (75,032)
                                                                       --------
           NET CASH USED IN OPERATING ACTIVITIES                       (161,128)

CASH FLOWS FROM FINANCING ACTIVITIES
         Capital contributions - (net of syndication costs of $50)      114,973
         Capital withdrawals                                             (3,179)
                                                                       --------
           NET CASH PROVIDED BY FINANCING ACTIVITIES                    111,794

CASH FLOWS FROM INVESTING ACTIVITIES
         Increase in loan payable                                        55,479
         Increase in loan interest payable                                  270
                                                                       --------
           NET CASH PROVIDED BY INVESTING ACTIVITIES                     55,749

           NET CHANGE IN CASH                                             6,415
              Cash at beginning of period                                     -
              Cash at end of period                                    $  6,415
                                                                       ========
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
           CASH PAID DURING THE PERIOD FOR INTEREST                    $    694
                                                                       ========


The accompanying notes are an integral part of these financial statements.
                                       -5-

XANTHUS FUND, L.L.C.

NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 1999
--------------------------------------------------------------------------------

     1.  ORGANIZATION

         Xanthus Fund, L.L.C. (the "Company") was organized as a limited liability company under the laws of Delaware in January 1999. The Company is registered under the Investment Company Act of 1940 (the "Act") as a closed-end, non-diversified management investment company. The Company's term is perpetual unless the Company is otherwise terminated under the terms of the Limited Liability Company Agreement dated as of February 10, 1999. The Company's investment objective is to achieve maximum capital appreciation. It pursues this objective by actively investing in a portfolio consisting primarily of equity securities of technology companies and of companies which derive a major portion of their revenue directly or indirectly from technological events and advances. The Company's portfolio of securities in the technology area is expected to include long and short positions primarily in equity securities of U.S. and non-U.S. companies. Equity securities include common and preferred stock and other securities having equity characteristics, including convertible debt securities, stock options, warrants and rights.

         Responsibility for the overall management and supervision of the operations of the Company is vested in the individuals who serve as the Board of Managers of the Company ("Board of Managers"). There are four members of the "Board of Managers" and an "Adviser." CIBC Oppenheimer Advisors, L.L.C. (the "Adviser"), a Delaware limited liability company, serves as the investment adviser to the Company and is responsible for managing the Company's investment activities pursuant to an investment advisory agreement. CIBC World Markets Corp. ("CIBC WM") (formerly CIBC Oppenheimer Corp.) is the managing member and controlling person of the Adviser.

         The acceptance of initial and additional capital contributions from Members is subject to approval by the Board of Managers. The Company may from time to time offer to repurchase interests pursuant to written tenders by Members. Such repurchases will be made at such times and on such terms as may be determined by the Board of Managers, in their complete and exclusive discretion. The Adviser expects that generally it will recommend to the Board of Managers that the Company offer to repurchase interests from Members twice each year, effective at the end of the second fiscal quarter and again at the end of the year.

     2.  SIGNIFICANT ACCOUNTING POLICIES

         The preparation of financial statements in conformity with generally accepted accounting principles requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------
     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         A.  PORTFOLIO VALUATION

         Securities transactions, including related revenue and expenses, are recorded on a trade-date basis and dividends are recorded on an ex-dividend date basis. Interest income is recorded on the accrual basis.

         Domestic exchange traded or NASDAQ listed equity securities will be valued at their last composite sale prices as reported on the exchanges where such securities are traded. If no sales of such securities are reported on a particular day, the securities will be valued based upon their composite bid prices for securities held long, or their composite asked prices for securities sold short, as reported by such exchanges. Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where such securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or asked prices (in the case of securities sold short) as reported by such exchange. Listed options will be valued at their bid prices (or asked prices in the case of listed options sold short) as reported by the exchange with the highest volume on the last day a trade was reported. Other securities for which market quotations are readily available will be valued at their bid prices (or asked prices in the case of securities sold short) as obtained from one or more dealers making markets for those securities. If market quotations are not readily available, securities and other assets will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

         Debt securities (other than convertible debt securities) will be valued in accordance with the procedures described above, which with respect to such securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuation for normal institutional size trading units. The Board of Managers will periodically monitor the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost, so long as such valuation is determined by the Board of Managers to represent fair value.

         All assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the U.S.. Foreign exchange rates are also determined prior to such close. On occasion, the values of such securities and exchange rates may be affected by events occurring between the time such values or exchange rates are determined and the time that the net asset value of the Company is determined. When such events materially affect the values of securities held by the Company or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by, or under the supervision of, the Board of Managers.

XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

     2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

         B.   INCOME TAXES

         No provision for the payment of Federal, state or local income taxes on the profits of the Company have been made. The Members are individually liable for their share of the Company's income.

     3.  ADMINISTRATION FEE, RELATED PARTY TRANSACTIONS AND OTHER

         CIBC WM provides certain administrative services to the Company including, among other things, providing office space and other support services. In exchange for such services, the Company pays CIBC WM a monthly administration fee of .08333% (1% on an annualized basis) of the Company's net assets determined as of the beginning of the month.

         Payable to affiliate represents insurance premiums paid in the amount of $170,060 paid on behalf of the Company by CIBC WM.

         During the period ended December 31, 1999, CIBC WM earned $2,173 in brokerage commissions from portfolio transactions executed on behalf of the Company.

         The Adviser will serve as the Special Advisory Member of the Company. In such capacity, the Adviser will be entitled to receive an incentive allocation (the "Incentive Allocation"), charged to the capital account of each Member as of the last day of each allocation period, of 20% of the amount by which net profits, if any, exceed the positive balance in the Member's "loss recovery account." The Incentive Allocation will be credited to the Special Advisory Account of the Adviser. During the period ended December 31, 1999, the Incentive Allocation to the Adviser was $15,166,237.

         Each member of the Board of Managers ("Manager") who is not an "interested person" of the Company, as defined by the Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Currently, no Manager is an "interested person" of the Company. All Managers are reimbursed by the Company for all reasonable out-of-pocket expenses incurred by them in performing their duties. For the period ended December 31, 1999, fees (including meeting fees and a pro-rata annual retainer) and expense paid to the Managers totaled $26,538.

         The Chase Manhattan Bank serves as custodian of the Company's assets.

         PFPC Inc. serves as Investor Services and Accounting Agent to the Company, and, in that capacity, provides certain accounting, recordkeeping, tax and investor related services.
                                       -8-

XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

     4.  SECURITIES TRANSACTIONS

         Aggregate purchases and sales of investment securities, excluding short-term securities, for the period from May 4, 1999 (commencement of operations) to December 31, 1999, amounted to $279,496,788 and $166,931,380, respectively.

         At December 31, 1999, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. At December 31, 1999, accumulated net unrealized appreciation on investments was $75,031,693, consisting of $77,773,105 gross unrealized appreciation and $2,741,412 gross unrealized depreciation.

         Due from broker represents receivables and payables from unsettled security trades and proceeds from securities sold, not yet purchased.

     5.  SHORT-TERM BORROWINGS

         The Company has the ability to trade on margin and, in that connection, borrow funds from brokers and banks for investment purposes. Trading in equity securities on margin involves an initial cash requirement representing at least 50% of the underlying security's value with respect to transactions in U.S. markets and varying percentages with respect to transactions in foreign markets. The Act requires the Company to satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed, measured at the time the Company incurs the indebtedness. The Company pays interest on outstanding margin borrowings at an annualized rate of LIBOR plus 0.875%. The Company pledges securities as collateral for the margin borrowings, which are maintained in a segregated account held by the Custodian. As of December 31, 1999, the Company had outstanding margin borrowings of $55,479,476. For the period ended December 31, 1999, the average daily amount of such borrowings was $21,427,015.

     6.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR
         CONCENTRATIONS OF CREDIT RISK

         In the normal course of business, the Company may trade various financial instruments and enter into various investment activities with off-balance sheet risk. These financial instruments include forward contracts, options and securities sold, not yet purchased. Generally, these financial instruments represent future commitments to purchase or sell other financial instruments at specific terms at future dates. Each of these financial instruments contains varying degrees of off-balance sheet risk whereby changes in the market value of the securities underlying the financial instruments may be in excess of the amounts recognized in the statement of assets, liabilities and members' capital.

XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

     6.  FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK OR
         CONCENTRATIONS OF CREDIT RISK (CONTINUED)

         The Company maintains cash in bank deposit accounts, which at times may exceed federally insured limits. The Company has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on cash.

         Securities sold, not yet purchased represent obligations of the Company to deliver specified securities and thereby creates a liability to purchase such securities in the market at prevailing prices. Accordingly, these transactions result in off-balance sheet risk as the Company's ultimate obligation to satisfy the sale of securities sold, not yet purchased may exceed the amount indicated in the statement of assets, liabilities and members' capital.

         The risk associated with purchasing an option is that the Company pays a premium whether or not the option is exercised. Additionally, the Company bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as investment securities.

         Transactions in purchased options were as follows:


                                                             PUT OPTIONS
                                                             -----------
                                                         NUMBER
                                                     OF CONTRACTS       COST
                                                     ------------   -----------
            Beginning balance                               -       $         -
            Options purchased                            4,635       38,442,578
            Options closed                              (2,553)     (25,454,619)
            Options split                                   86                -
            Options expired                             (1,738)      (3,225,669)
                                                        ------      -----------
            Options outstanding at December 31, 1999       430      $ 9,762,290
                                                        ======      ===========

         There were no transactions in written options during the period ended December 31, 1999.

XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

     7.  FINANCIAL INSTRUMENTS HELD OR ISSUED FOR TRADING PURPOSES

         The Company maintains positions in a variety of financial instruments. The following table summarizes the components of net realized and unrealized gains from investment transactions:

                                                           NET GAINS/(LOSSES)
                                                         FOR THE PERIOD ENDED
                                                           DECEMBER 31, 1999

         Equity securities                                    $ 98,691,002
         Equity options                                         (1,388,402)
         Equity index options                                  (19,735,205)
                                                              ------------
                                                              $ 77,567,395
                                                              ============

      The following table presents the market values of derivative financial instruments and the average market values of those instruments:

                                                         AVERAGE MARKET VALUE
                               MARKET VALUE AT           FOR THE PERIOD ENDED
                              DECEMBER 31, 1999            DECEMBER 31, 1999
                              -----------------            -----------------
         ASSETS:
         Equity options          $        -                  $  192,811
         Equity Index options     9,833,025                   4,641,871

     Average market values presented above are based upon month-end market values during the period ended December 31, 1999.

XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

     8.  SELECTED FINANCIAL RATIOS AND OTHER SUPPLEMENTAL INFORMATION

         The following represents the ratios to average net assets and other supplemental information for the period indicated:

                                                                     MAY 4, 1999
                                                                (COMMENCEMENT OF
                                                                 OPERATIONS) TO
                                                               DECEMBER 31, 1999

         Ratio of net investment loss to average net assets             (2.67%)*
         Ratio of operating expenses to average net assets               1.92%*
         Ratio of interest expense to average net assets                 1.52%*
         Ratio of dividends on securities sold, not yet
          purchased to average net assets                                0.06%*
         Portfolio turnover                                            143.30%
         Total return  **                                               79.07%
         Average debt ratio                                             22.46%

         *      Annualized.

         ** Total return assumes a purchase of an interest in the Company on the first day and a sale of the interest on the last day of the period noted, before incentive allocation to the Special Advisory Member, if any. Total returns for a period of less than a full year are not annualized.

     9.  SUBSEQUENT EVENT

         On January 1, 2000 the Company received initial and additional capital contributions from Members of approximately $56,010,000.

XANTHUS FUND, L.L.C.

SCHEDULE OF PORTFOLIO INVESTMENTS
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 1999
SHARES                                                           MARKET VALUE
           COMMON STOCK - 118.14%
             APPLICATIONS SOFTWARE - 1.94%
 1,000         Intertrust Technologies Corp.*                         $  117,625
58,656         Intuit, Inc.*                                           3,515,723
                                                                      ----------
                                                                       3,633,348
                                                                      ----------

             BROADCASTING SERVICES/PROGRAMMING - 2.85%
94,000         AT&T Corp. - Liberty Media Group, Class A*              5,340,422
                                                                      ----------

             CABLE TV - 0.63%
23,500         Comcast Corp., Special Class A*                         1,188,230
                                                                      ----------

             CELLULAR TELECOMMUNICATIONS - 2.76%
30,796         Nextel Communications, Inc., Class A *            (a)   3,175,838
14,100         VoiceStream Wireless Corp.*                             2,006,606
                                                                      ----------
                                                                       5,182,444
                                                                      ----------

             CIRCUITS - 3.61%
72,800         Analog Devices, Inc.*                             (a)   6,770,400
                                                                      ----------

             COMMERCIAL SERVICES - 0.02%
 1,000         Wireless Facilities, Inc.*                                 43,625
                                                                      ----------

             COMPUTER SERVICES - 1.09%
30,684         Electronic Data Systems Corp.                     (a)   2,053,926
                                                                      ----------

             COMPUTER SOFTWARE - 8.37%
14,100         Business Objects SA, Sponsored ADR*                     1,884,112
39,300         Computer Associates International, Inc.           (a)   2,748,563
   645         Micromuse, Inc.*                                          109,650
64,852         Microsoft Corp.*                                  (a)   7,571,471
 5,000         Mission Critical Software, Inc.*                          350,000
 1,000         NetIQ Corp.*                                               52,063
66,500         Parametric Technology Corp.*                      (a)   1,799,690
 1,000         VA Linux Systems, Inc.*                                   206,625
27,000         Wind River Systems, Inc.*                                 988,875
                                                                      ----------
                                                                      15,711,049
                                                                      ----------

The accompanying notes are an integral part of these financial statements.

XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 1999
                                                                    MARKET VALUE

SHARES

           COMMON STOCK - (CONTINUED)
             COMPUTERS - INTEGRATED SYSTEMS - 1.11%
11,700         Redback Networks, Inc.*                               $ 2,076,750
                                                                     -----------

             COMPUTERS - MEMORY DEVICES - 5.75%
36,372         EMC Corp.*                                              3,973,641
 1,290         SanDisk Corp.*                                            124,162
58,176         Seagate Technology, Inc.*                         (a)   2,708,849
27,860         VERITAS Software Corp.*                           (a)   3,987,463
                                                                     -----------
                                                                      10,794,115
                                                                     -----------

             COMPUTERS - MICRO - 5.08%
59,702         Dell Computer Corp.*                              (a)   3,044,802
     1         Hewlett-Packard Co.                                           114
83,784         Sun Microsystems, Inc.*                           (a)   6,488,065
                                                                     -----------
                                                                       9,532,981
                                                                     -----------
             CONSULTING SERVICES - 0.93%
47,000         Comdisco, Inc.                                          1,750,750
                                                                     -----------

             DISTRIBUTION - WHOLESALE - 0.06%
 4,316         Tech Data Corp.*                                          117,071
                                                                     -----------

             DIVERSIFIED MANUFACTURING OPERATIONS - 3.23%
47,000         Corning, Inc.                                     (a)   6,060,086
                                                                     -----------

             ELECTRONIC COMPONENTS - MISCELLANEOUS - 1.27%
24,966         Solectron Corp.*                                  (a)   2,374,891
                                                                     -----------

             ELECTRONIC COMPONENTS - SEMICONDUCTORS - 22.68%
25,494         Applied Materials, Inc.*                                3,229,784
 8,600         ASM International, N.V.*                                  197,800
56,400         Atmel Corp.*                                      (a)   1,667,353
17,150         Broadcom Corp., Class A                           (a)   4,671,231
56,852         Conexant Systems, Inc.*                           (a)   3,773,552



The accompanying notes are an integral part of these financial statements.
                                      -14-

XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 1999
                                                                 MARKET VALUE

SHARES

           COMMON STOCK - (CONTINUED)
             ELECTRONIC COMPONENTS
               - SEMICONDUCTORS (CONTINUED)
13,700         Cree Research, Inc.*                                  $ 1,169,637
14,100         EMCORE Corp.*                                             479,400
61,630         Intel Corp.                                       (a)   5,072,950
38,052         Micron Technology, Inc.                                 2,958,543
14,100         Novellus Systems, Inc.                                  1,727,687
17,200         SDL, Inc.*                                        (a)   3,749,600
 8,600         Silicon Valley Group, Inc.*                               152,650
24,712         STMicroelectronics, N.V.                          (a)   3,742,336
37,750         Texas Instruments, Inc.                           (a)   3,647,594
25,420         TriQuint Semiconductor, Inc.*                           2,827,975
77,168         Xilinx, Inc.*                                     (a)   3,508,752
                                                                     -----------
                                                                      42,576,844
                                                                     -----------

             ENTERPRISE SOFTWARE/SERVICES - 8.20%
39,000         BEA Systems, Inc.*                                      2,727,582
22,700         Compuware Corp.*                                          845,575
16,500         i2 Technologies, Inc.*                            (a)   3,217,500
65,408         Oracle Corp.*                                     (a)   7,329,817
59,500         PeopleSoft, Inc.*                                       1,268,123
                                                                     -----------
                                                                      15,388,597
                                                                     -----------

             ENTERTAINMENT SOFTWARE - 1.59%
35,568         Electronic Arts, Inc.*                            (a)   2,987,712
                                                                     -----------

             FIBER OPTICS - 4.90%
32,900         Harmonic, Inc.*                                   (a)   3,123,460
24,520         JDS Uniphase Corp.*                               (a)   3,955,395
17,600         Ortel Corp.*                                      (a)   2,112,000
                                                                     -----------
                                                                       9,190,855
                                                                     -----------

             INSURANCE BROKERS - 0.03%
 2,500         InsWeb Corp.*                                              63,908
                                                                     -----------

The accompanying notes are an integral part of these financial statements.

XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 1999
                                                                 MARKET VALUE

SHARES

           COMMON STOCK - (CONTINUED)
             INTERNET CONTENT - 7.22%
11,000         CMGI, Inc.*                                       (a)  $3,045,625
23,500         Critical Path, Inc.*                                    2,217,813
 2,000         Digital Insight Corp.*                                     72,750
 9,400         DoubleClick, Inc.*                                      2,378,787
   860         S1 Corp.*                                                  67,188
13,326         Yahoo!, Inc.*                                     (a)   5,766,000
                                                                      ----------
                                                                      13,548,163
                                                                      ----------

             INTERNET SOFTWARE - 10.75%
 1,000         AGENCY.COM, Inc., Ltd.*                                    51,000
22,300         Allaire Corp.*                                    (a)   3,262,780
 1,000         Alteon Websystems, Inc.*                                   87,750
64,992         America Online, Inc.*                             (a)   4,931,268
14,060         Art Technology Group, Inc.*                             1,801,438
18,992         At Home Corp., Series A*                          (a)     814,282
15,200         BroadVision, Inc.*                                (a)   2,584,958
   860         Commtouch Software, Ltd.*                                  41,764
 7,099         Digital Island, Inc.*                                     675,292
 1,000         Engage Technologies, Inc.*                                 60,000
15,600         Inktomi Corp.*                                    (a)   1,384,500
 7,000         Liberate Technologies, Inc.*                            1,799,000
 1,500         Retek, Inc.*                                              112,875
   535         U.S. Interactive, Inc.*                                    23,005
15,600         Vignette Corp.*                                   (a)   2,542,800
                                                                      ----------
                                                                      20,172,712
                                                                      ----------

             NETWORKING PRODUCTS - 5.25%
17,846         3Com Corp.*                                               838,762
63,530         Cisco Systems, Inc.*                              (a)   6,805,651
26,500         Network Appliance, Inc.*                          (a)   2,201,170
                                                                      ----------
                                                                       9,845,583
                                                                      ----------

The accompanying notes are an integral part of these financial statements.

XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 1999
                                                                 MARKET VALUE
SHARES

           COMMON STOCK - (CONTINUED)
             RETAIL - INTERNET - 0.70%
16,652         Amazon.com, Inc.*                                     $ 1,267,633
 2,500         Webvan Group, Inc.*                                        41,250
                                                                     -----------
                                                                       1,308,883
                                                                     -----------

             SATELLITE TELECOMMUNICATIONS - 2.16%
24,454         Gilat Satellite Networks, Ltd.*                         2,903,913
47,000         Loral Space & Communications, Ltd.*                     1,142,711
                                                                     -----------
                                                                       4,046,624
                                                                     -----------

             TELECOMMUNICATIONS EQUIPMENT - 11.39%
31,650         ADC Telecommunications, Inc.*                           2,296,619
27,945         Lucent Technologies, Inc.                               2,095,875
28,200         Nokia Oyj, Sponsored ADR                          (a)   5,387,976
50,684         Nortel Networks Corp.                             (a)   5,119,084
16,400         QUALCOMM, Inc.*                                         2,888,450
56,016         Tellabs, Inc.*                                    (a)   3,595,555
                                                                     -----------
                                                                      21,383,559
                                                                     -----------

             TELECOMMUNICATIONS SERVICES - 1.29%
12,390         Illuminet Holdings, Inc.*                                 681,450
24,400         Inet Technologies, Inc.*                          (a)   1,704,950
 1,208         Pac-West Telecomm, Inc.*                                   32,012
                                                                     -----------
                                                                       2,418,412
                                                                     -----------

             WIRELESS EQUIPMENT - 3.28%
41,766         Motorola, Inc.                                    (a)   6,150,044
                                                                     -----------

               TOTAL COMMON STOCK (COST $145,639,564)                221,711,984
                                                                     ===========

The accompanying notes are an integral part of these financial statements.

XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 1999
                                                                 MARKET VALUE
NUMBERS OF
CONTRACTS

           PUT OPTIONS - 5.24%
             INDEX - 5.24%
172            Nasdaq-100 Index, 03/18/00, $3,580.00               $  3,682,950
258            Nasdaq-100 Index, 03/18/00, $3,640.00                  6,150,075
                                                                   ------------
                                                                      9,833,025
                                                                   ------------

             TOTAL PUT OPTIONS (COST $9,762,290)                      9,833,025
                                                                   ============

               TOTAL INVESTMENTS (COST $155,401,854) - 123.38%      231,545,009

               OTHER ASSETS, LESS LIABILITIES - (23.38%)            (43,870,186)
                                                                   ------------
               NET ASSETS - 100.00%                                $187,674,823
                                                                   ------------

(a) Partially or wholly-held in a pledged account by the Custodian as collateral for securities sold, not yet purchased and loan payable.
*   Non-income producing security.

The accompanying notes are an integral part of these financial statements.

XANTHUS FUND, L.L.C.

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 1999
                                                                    MARKET VALUE
SHARES

           SECURITIES SOLD, NOT YET PURCHASED - (15.15%)
             AEROSPACE/DEFENSE - (0.70%)
13,050         Boeing Co.                                           $  (540,766)
13,300         Honeywell International, Inc.                           (767,250)
                                                                    -----------
                                                                     (1,308,016)
                                                                    -----------

             AEROSPACE/DEFENSE-EQUIPMENT - (0.77%)
13,300         General Dynamics Corp.                                  (701,575)
11,300         United Technologies Corp.                               (734,500)
                                                                    -----------
                                                                     (1,436,075)
                                                                    -----------

             APPLICATIONS SOFTWARE - (0.24%)
 8,600         Keane, Inc.                                             (276,275)
 7,095         Policy Management Systems Corp.                         (181,369)
     2         Siebel Systems, Inc.                                        (168)
                                                                    -----------
                                                                       (457,812)
                                                                    -----------

             COMMERCIAL SERVICES - FINANCES - (0.52%)
15,552         Equifax, Inc.                                           (366,452)
15,252         Paychex, Inc.                                           (610,080)
                                                                    -----------
                                                                       (976,532)
                                                                    -----------

             COMPUTER GRAPHICS - (0.04%)
 7,899         3Dfx Interactive, Inc.                                   (77,513)
     1         Visio Corp.                                                  (47)
                                                                    -----------
                                                                        (77,560)
                                                                    -----------

             COMPUTER SERVICES - (0.49%)
16,788         Ceridian Corp.                                          (361,999)
     2         Sapient Corp.                                               (282)
17,600         Unisys Corp.                                            (562,109)
                                                                    -----------
                                                                       (924,390)
                                                                    -----------

             COMPUTER SOFTWARE - (0.22%)
14,461         Transaction Systems Architects, Inc., Class A           (404,908)
                                                                    -----------



The accompanying notes are an integral part of these financial statements.
                                      -19-

XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 1999
                                                                 MARKET VALUE
SHARES

           SECURITIES SOLD, NOT YET PURCHASED - (CONTINUED)
             COMPUTERS - MICRO - (0.76%)
13,300         International Business Machines Corp.                $(1,434,737)
                                                                    -----------

             CONSULTING SERVICES - (0.28%)
11,700         USWeb Corp.                                             (519,925)
                                                                    -----------

             DATA PROCESSING/MANAGEMENT - (0.57%)
10,716         Fiserv, Inc.                                            (410,562)
13,300         LHS Group, Inc.                                         (326,688)
10,016         Sterling Commerce, Inc.                                 (340,544)
                                                                    -----------
                                                                     (1,077,794)
                                                                    -----------

             DISTRIBUTION - WHOLESALE - (0.10%)
 6,102         Ingram Micro, Inc., Class A                              (80,089)
 4,316         Tech Data Corp.                                         (117,071)
                                                                    -----------
                                                                       (197,160)
                                                                    -----------

             DIVERSIFIED MANUFACTURING OPERATIONS - (0.14%)
 8,600         Teleflex, Inc.                                          (269,292)
                                                                    -----------

             ELECTRIC PRODUCTS - MISCELLANEOUS - (0.41%)
13,300         Emerson Electric Co.                                    (763,087)
                                                                    -----------

             ELECTRONIC COMPONENTS - MISCELLANEOUS - (0.62%)
13,145         Kent Electronics, Inc.                                  (299,049)
 6,450         Koninklijke (Royal) Philips Electronics, N.V.           (870,750)
                                                                    -----------
                                                                     (1,169,799)
                                                                    -----------

             ELECTRONIC COMPONENTS - SEMICONDUCTORS - (0.42%)
 5,430         Dallas Semiconductor Corp.                              (349,898)
 9,400         Lattice Semiconductor Corp.                             (442,975)
                                                                    -----------
                                                                       (792,873)
                                                                    -----------

             ELECTRONIC PARTS DISTRIBUTION - (0.45%)
13,932         Avnet, Inc.                                             (842,886)
                                                                    -----------

The accompanying notes are an integral part of these financial statements.

XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 1999
                                                                    MARKET VALUE
SHARES

             SECURITIES SOLD NOT, YET PURCHASED - (CONTINUED)
               HEALTHCARE COST CONTAINMENT - (0.38%)
 8,530           Medical Manager Corp.                              $  (718,653)
                                                                    -----------

               INTERNET CONTENT - (0.02%)
   903           MarketWatch.com, Inc.                                  (32,960)
   430           Women.com Networks, Inc.                                (6,128)
                                                                    -----------
                                                                        (39,088)
                                                                    -----------

               INTERNET SOFTWARE - (0.34%)
11,700           NorthPoint Communications Group, Inc.                 (280,800)
11,300           Rhythms NetConnections, Inc.                          (350,300)
                                                                    -----------
                                                                       (631,100)
                                                                    -----------

               MEDICAL - DRUGS - (0.25%)
11,150           Schering-Plough Corp.                                 (472,481)
                                                                    -----------

               MEDICAL - GENERIC DRUGS - (0.22%)
11,300           Watson Pharmaceuticals, Inc.                          (404,687)
                                                                    -----------

               MEDICAL - WHOLESALE DRUG DISTRIBUTION - (0.36%)
14,216           Cardinal Health, Inc.                                 (680,591)
                                                                    -----------

               MEDICAL INFORMATION SYSTEMS - (0.42%)
15,623           Shared Medical Systems Corp.                          (795,804)
                                                                    -----------

               MEDICAL INSTRUMENTS - (0.56%)
10,900           Guidant Corp.                                         (512,300)
17,400           St. Jude Medical, Inc.                                (533,971)
                                                                    -----------
                                                                     (1,046,271)
                                                                    -----------

               MEDICAL LASER SYSTEMS - (0.09%)
 3,280           VISX, Inc.                                            (169,740)
                                                                    -----------


The accompanying notes are an integral part of these financial statements.

XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 1999
                                                                 MARKET VALUE
SHARES

             SECURITIES SOLD, NOT YET PURCHASED- (CONTINUED)
               MEDICAL PRODUCTS - (1.37%)
13,050           Baxter International, Inc.                         $  (819,710)
18,800           Johnson & Johnson                                   (1,753,100)
                                                                    -----------
                                                                     (2,572,810)
                                                                    -----------

               MULTIMEDIA - (0.45%)
13,100           CBS Corp.                                             (837,588)
                                                                    -----------
               OFFICE AUTOMATION & EQUIPMENT - (0.41%)
13,330           Pitney Bowes, Inc.                                    (644,012)
 5,388           Xerox Corp.                                           (122,243)
                                                                    ------------
                                                                       (766,255)
                                                                    -----------
               PHOTO EQUIPMENT & SUPPLIES - (0.33%)
 9,400           Eastman Kodak Co.                                     (622,750)
                                                                    -----------
               PRINTERS & RELATED PRODUCTS - (0.41%)
 8,400           Lexmark International Group, Inc., Class A            (760,200)
                                                                    -----------
               PRINTING - COMMERCIAL - (0.27%)
20,400           R.R. Donnelley & Sons Co.                             (506,185)
                                                                    -----------

               RETAIL - CONSUMER ELECTRONICS - (0.91%)
13,250           Best Buy Co., Inc.                                    (665,813)
13,450           Circuit City Stores - Circuit City Group              (606,097)
 8,750           Tandy Corp.                                           (430,395)
                                                                    -----------
                                                                     (1,702,305)
                                                                    -----------

               RETAIL OFFICE SUPPLIES - (0.14%)
13,000           Staples, Inc.                                         (269,750)
                                                                    -----------


The accompanying notes are an integral part of these financial statements.

XANTHUS FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 1999
                                                                 MARKET VALUE
SHARES

           SECURITIES SOLD, NOT YET PURCHASED- (CONTINUED)
             TELECOMMUNICATIONS EQUIPMENT - (0.82%)
 3,559         Lucent Technologies, Inc.                           $   (266,900)
13,766         Plantronics, Inc.                                       (985,136)
 4,302         Telefonaktiebolaget LM Ericsson, Sponsored ADR          (282,590)
                                                                   ------------
                                                                     (1,534,626)
                                                                   ------------

             TELEPHONE - INTEGRATED - (0.49%)
13,150         CenturyTel, Inc.                                        (622,981)
 4,100         Deutsche Telekom AG, Sponsored ADR                      (291,100)
                                                                   ------------
                                                                       (914,081)
                                                                   ------------

             TRAVEL SERVICES - (0.18%)
11,100         Galileo International, Inc.                             (334,388)
                                                                   ------------

               SECURITIES SOLD, NOT YET PURCHASED
                 (PROCEEDS $27,320,737)                            $(28,432,199)
                                                                   ============


The accompanying notes are an integral part of these financial statements.
                                      -23-